Share-based payments - Disclosure of breakdown of the compensation expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	€ (21,401)	€ (5,372)
BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0	0
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(149)	(65)
AGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(22,461)	(4,623)
Social taxes related to AGAs	€ 1,209	€ (683)